UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23385

Axonic Alternative Income Fund

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Clayton DeGiacinto, President

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019 – October 31, 2020

Item 1. Report to Stockholders.

AXONIC ALTERNATIVE INCOME FUND

ANNUAL REPORT

October 31, 2020

TABLE OF CONTENTS

Shareholder Letter	1
Fund Commentary	2
Portfolio Update	3
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	17
Additional Information	18
Trustees and Officers	19
Privacy Policy	21

Electronic Report Disclosure Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website www.axonicfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling the Fund at (833) 429-6642, or submit a signed letter of instruction requesting paperless reports to PO Box 219445, Kansas City, MO 64121. If you own these shares through a financial intermediary, you may contact your financial intermediary to request your shareholder reports electronically.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling the Fund at (833) 429-6642, or by submitting a signed letter of instruction requesting paper reports to PO Box 219445, Kansas City, MO 64121. If you own these shares through a financial intermediary, contact the financial intermediary to request paper copies. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

Axonic Alternative Income Fund	Shareholder Letter

October 31, 2020 (Unaudited)

Dear Shareholder,

2020 turned out to be the year of the global pandemic. What started out as a benign investing environment following a strong 2019 changed suddenly with the onset of COVID-19. The almost overnight shut down of the US Economy resulted in a significant sell-off in risk assets at the end of Q1. The sell-off was historic in both magnitude and speed in which the losses occurred, and like the coronavirus was also indiscriminate. Equity markets suffered losses in excess of 30% at the lows while credit spreads widened significantly. Structured credit was not immune to the dislocation.

In the subsequent weeks following the mandatory shutdown we experienced unprecedented government action in the form of Monetary and Fiscal policy. With regards to Fiscal Policy throughout March and April the US government passed three main relief packages, and one supplemental one, totaling $2.8 trillion targeting both individuals and businesses. In terms of Monetary Policy the Federal Reserve (Fed) stimulus involved three areas: interest rate cuts, asset purchases, and loans. The Fed cut its benchmark interest rate to basically zero (0-.25%) from (1.5%-1.75%). The Fed enacted and still continues an aggressive quantitative easing program with the direct purchase of US Treasuries and Mortgage Backed Securities among other assets. In addition the Fed has enacted a number of other programs to facilitate the functioning of markets to include repo operations, lending to financial institutions, purchasing of money market mutual funds, and a corporate credit facility to buy corporate bonds to ensure corporations can get credit to name a few. All of this stimulus had the desired effect - a significant market recovery despite the uncertainty around the spread of the virus and the lack of economic activity.

As we head into 2021 and the implementation of a vaccine program we maintain a high conviction around the fundamental performance of our assets in the fund. As the US economy continues to recover from the deep economic contraction experienced in the first half of 2020 we believe our exposures will continue to benefit. While the average US consumer faces uncertainty in the current environment, we take comfort in recent data points that depict a consumer that has entered this recession in a better position than previous ones. These data points include: a personal savings rate that remains well above the historical average, household debt to GDP that is approximately 25% below its peak, a robust level of home price appreciation, and an improving unemployment picture. Given this backdrop we believe that owning senior, investment grade RMBS, CMBS, and ABS bonds represents an attractive opportunity to generate strong risk-adjusted returns.

Thank you for your continued support.

Clayton DeGiacinto

Managing Partner, Chief Investment Officer

Axonic Capital LLC

Must be proceeded by or accompanied by a prospectus.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the firm’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles.

Past performance does not guarantee future results.

Annual Report | October 31, 2020	1

Axonic Alternative Income Fund	Fund Commentary

October 31, 2020 (Unaudited)

The Axonic Alternative Income Fund (“the Fund”) was down -13.22% for the fiscal year ended October 31, 2020 on a price per share performance basis, while the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned +6.19% for the same period. However the Fund returned positive performance on a relative dollar basis1 of approximately $0.5 million of net income.

The historic, sudden sell off of risk assets in February with the domestic onset of COVID-19 while catastrophic presented what we believe was an opportunity as the Fund was defensively positioned and in the infancy of the Fund’s capital raising efforts. The positive relative dollar-based return of the Fund was attributable to the deployment of shareholder capital to price dislocated commercial mortgage-backed securities (“CMBS”)2, non-agency residential mortgage-backed securities (“RMBS”)3 and asset backed securities (“ABS”)4. Investing in well collateralized assets that produced stable income and took advantage of fundamentally sound, though price dislocated, assets produced a positive total return for the Fund through a combination of income and price appreciation. The Fund’s multi-asset class investment strategy resulted in the Fund’s generation of gross income and appreciation, with the CMBS and credit opportunistic investments contributing 75.59%, ABS 43.32%, and RMBS 1.66% of the total gross income production of the Fund and the Fund’s sole detracting asset class was equity opportunistic, which contributed -20.57% of the total gross income production of the Fund.

We maintain a high conviction around the fundamental performance of the assets in the Fund and believe the current U.S. recovery provides an attractive opportunity to generate strong risk-adjusted returns risk-adjusted returns.

[1]	Relative dollar based return is dollars of net income as reported on the Statement of Operations.

[2]	Commercial mortgage-backed securities (“CMBS”) are fixed-income investment products that are backed by mortgages on commercial properties rather than residential real estate.

[3]	Residential mortgage-backed securities (“RMBS”) are debt-based securities (similar to a bond), backed by the interest paid on loans for residences.

[4]	Asset backed securities (“CMBS”) are investment securities—a bond or note—which is collateralized by a pool of assets, such as loans, leases, credit card debt, royalties, or receivables.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the firm’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles.

Past performance does not guarantee future results.

2	www.axonicfunds.com

Axonic Alternative Income Fund	Portfolio Update

October 31, 2020 (Unaudited)

Average Annual Total Returns (as of October 31, 2020)

	1 Month	Quarter	6 Month	YTD	1 Year	Since Inception*
Axonic Alternative Income Fund - NAV	0.44%	2.79%	6.81%	-14.61%	-13.22%	-4.67%
Bloomberg Barclays US Aggregate Bond Index(a)	-0.45%	-1.30%	1.27%	6.32%	6.19%	8.33%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when repurchased, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 429-6642 or by visiting www.axonicfunds.com.

*	Fund’s inception date is December 28, 2018.
(a)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, if repurchased, may be worth more or less than their original cost. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. For the most current month-end performance please call 1-833-429-6642 (833-4Axonic) or download one at www.axonicfunds.com.

The Axonic Alternative Income Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund is suitable only for investors who can bear the risks associated with the Fund’s limited liquidity and should be viewed as a long-term investment. The Fund’s shares have no history of public trading, nor is it intended that our shares will be listed on a national securities exchange at this time, if ever. Investing in the Fund’s shares may be speculative and involves a high degree of risk, including the risks associated with leverage. Investing in the Fund involves risk, including the risk that shareholders may receive little or no return on their investment or that shareholders may lose part or all of their investment.

Performance of $10,000 Initial Investment (as of October 31, 2020)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

Annual Report | October 31, 2020	3

Axonic Alternative Income Fund	Portfolio Update

October 31, 2020 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

FREMF Mortgage Trust, Series 2020-KF86, Class C	23.30%
FRESB Mortgage Trust, Series 2020-SB74, Class B	10.49%
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10	9.47%
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2	5.70%
FRESB Mortgage Trust, Series 2017-SB38, Class B	5.49%
CPS Auto Receivables Trust, Series 2017-D, Class E	4.00%
Ambac LSNI LLC	3.94%
FRESB Mortgage Trust, Series 2020-SB76, Class B	3.25%
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class C	3.21%
Freddie Mac Stacr Remic Trust, Series 2020-DNA1, Class M2	2.28%
Top Ten Holdings	71.13%

Portfolio Composition (as a % of Net Assets)*

Commercial Mortgage-Backed Securities	55.90%
Residential Mortgage-Backed Securities	14.90%
Asset-Backed Securities	10.35%
Corporate Bonds	3.94%
Common Stocks - Financials	0.09%
Cash Equivalents & Other Net Assets	14.82%
100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

4	www.axonicfunds.com

Axonic Alternative Income Fund	Schedule of Investments

October 31, 2020

Description	Shares	Value
COMMON STOCKS (0.09%)
Financials (0.09%)
Nexpoint Real Estate Finance, Inc. REIT	874	$11,983

TOTAL COMMON STOCKS
(Cost $16,606)		11,983

		Maturity	Principal
	Rate	Date	Amount	Value
ASSET-BACKED SECURITIES (10.35%)
CPS Auto Receivables Trust, Series 2017-D, Class E(a)	5.30%	06/17/24	$500,000	$514,700
Hertz Vehicle Financing II LP, Series 2016-2A, Class C(a)	4.99%	03/25/21	185,000	183,668
Hertz Vehicle Financing II LP, Series 2016-4A, Class C(a)	5.06%	07/25/21	222,000	220,135
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class C(a)	6.90%	07/15/26	826,438	413,025

TOTAL ASSET-BACKED SECURITIES
(Cost $1,165,282)				1,331,528

COMMERCIAL MORTGAGE-BACKED SECURITIES (55.90%)
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 7A1(a)	2.87%	05/25/52	120,259	114,406
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 7A(a)(b)	3.67%	05/25/52	223,551	210,101
FREMF Mortgage Trust, Series 2020-KF86, Class C(a)(b)	1M US L + 9.00%	08/25/27	3,000,000	2,998,500
FRESB Mortgage Trust, Series 2017-SB38, Class B(a)(b)	3.80%	08/25/27	889,314	706,649
FRESB Mortgage Trust, Series 2020-SB74, Class B(a)(b)	7.50%	04/25/30	1,662,178	1,350,187
FRESB Mortgage Trust, Series 2020-SB76, Class B(a)(b)	7.50%	05/25/30	515,219	417,894
Multifamily Connecticut Avenue Securities, Series 2020-01, Class
M10(a)(b)	1M US L + 3.75%	03/25/50	1,318,784	1,218,293
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK26(a)(c)	0.00%	12/27/22	209,716	177,944
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $6,872,981)				7,193,974

CORPORATE BONDS (3.94%)
Ambac LSNI LLC(a)(b)	3M US L + 5.00%	02/12/23	505,369	506,476

TOTAL CORPORATE BONDS
(Cost $488,087)				506,476

RESIDENTIAL MORTGAGE-BACKED SECURITIES (14.90%)
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2(a)(b)	1M US L + 2.05%	01/25/40	750,000	733,434
Countrywide Alternative Loan Trust, Series 2006-20CB, Class A6(b)	1M US L + 0.50%	07/25/36	108,800	40,256
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M US L + 0.50%	08/25/36	88,187	44,531
Countrywide Alternative Loan Trust, Series 2006-21CB, Class A7(b)	1M US L + 0.70%	07/25/36	99,254	53,483
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2006-21, Class A6(b)	1M US L + 0.37%	02/25/37	96,659	44,880
Freddie Mac Stacr Remic Trust, Series 2020-DNA1, Class M2(a)(b) 1M US L + 1.70%	01/25/50	300,000	293,446
Lehman Mortgage Trust, Series 2007-5, Class 4A2(b)	1M US L + 0.32%	08/25/36	269,730	194,205
LHOME Mortgage Trust, Series 2019-RTL1, Class A2(a)(d)	4.95%	10/25/21	135,000	134,999
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1(b)	1M US L + 0.45%	05/25/36	138,020	32,416
Merrill Lynch Mortgage Investors Trust, Series 2006-RM2, Class A1B(b)	1M US L + 0.47%	05/25/37	1,429,735	84,401

See Notes to Financial Statements.
Annual Report | October 31, 2020	5

Axonic Alternative Income Fund	Schedule of Investments

October 31, 2020

		Maturity	Principal
	Rate	Date	Amount	Value
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A7(b)	1M US L + 0.30%	05/25/36	$63,141	$45,551
Residential Asset Mortgage Products, Inc. Trust, Series 2006-RS2, Class M1(b)	1M US L + 0.59%	03/25/36	100,000	79,480
Saxon Asset Securities Trust, Series 2004-2, Class MF4(d)	3.75%	08/25/35	147,556	136,781

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $2,006,674)				1,917,863

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (9.74%)
JPMorgan US Treasury Plus Money Market Fund	0.02%	1,253,763	$1,253,763

TOTAL SHORT TERM INVESTMENTS
(Cost $1,253,763)			1,253,763

TOTAL INVESTMENTS (94.92%)
(Cost $11,803,393)			$12,215,587

Other Assets In Excess Of Liabilities (5.08%)			653,194
NET ASSETS (100.00%)			$12,868,781

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $10,193,857, which represents 79.21% of net assets as of October 31, 2020.
(b)	Floating or variable rate security. The Reference Rate is described below. The Interest Rate in effect as of October 31, 2020 is based on the Reference Rate plus the displayed spread as of the security’s last reset date.
(c)	Zero coupon.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at October 31, 2020.

Investment Abbreviations:

REIT - Real Estate Investment Trust

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of October 31, 2020 was 0.14%

3M US L - 3 Month LIBOR as of October 31, 2020 was 0.22%

See Notes to Financial Statements.
6	www.axonicfunds.com

Axonic Alternative Income Fund	Statement of Assets and Liabilities

October 31, 2020

ASSETS:
Investments, at fair value (Cost $11,803,393)	$12,215,587
Receivable for investment securities sold	737,456
Interest receivable	41,416
Receivable due from Adviser (Note 3)	78,964
Receivable for shares sold	28,952
Prepaid expenses and other assets	9,680
Total Assets	13,112,055

LIABILITIES:
Income distribution payable	68,566
Accrued legal and audit fees payable	127,583
Accrued fund accounting and administration fees payable	15,266
Accrued Chief Compliance Officer fee payable	2,083
Other payables and accrued expenses	29,776
Total Liabilities	243,274
Net Assets	$12,868,781

COMPOSITION OF NET ASSETS:
Paid-in capital	$12,493,532
Total distributable earnings	375,249
Net Assets	$12,868,781

PRICING OF SHARES:
Net Assets	$12,868,781
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	612,145
Net Asset Value and redemption price per share	$21.02

See Notes to Financial Statements.
Annual Report | October 31, 2020	7

Axonic Alternative Income Fund	Statement of Operations

For the Year Ended October 31, 2020

INVESTMENT INCOME:
Dividends	$30,593
Interest	270,985
Total Investment Income	301,578

EXPENSES:
Offering costs (Note 2)	38,694
Fund accounting and administration fees (Note 3)	93,693
Legal fees	295,083
Audit and tax fees	31,557
Insurance expenses	57,896
Transfer agent fees (Note 3)	62,008
Advisory fees (Note 3)	81,951
Custodian fees	17,510
Trustees’ fees and expenses (Note 3)	50,121
Printing expenses	9,632
Chief Compliance Officer fee (Note 3)	25,444
Other expenses	32,379
Total expenses before waiver/reimbursement (Note 3)	795,968
Expense waiver/reimbursement (Note 3)	(663,354)
Net expenses	132,614
Net Investment Income	168,964

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(62,904)
Net change in unrealized appreciation on investments	422,224
Net Realized and Unrealized Gain on Investments	359,320

Net Increase in Net Assets from Operations	$528,284

See Notes to Financial Statements.
8	www.axonicfunds.com

Axonic Alternative Income Fund	Statements of Changes in Net Assets

	For the Year Ended October 31, 2020	For the Period December 31, 2018 (Commencement of Operations) to October 31, 2019
FROM OPERATIONS:
Net investment income	$168,964	$46,222
Net realized gain/(loss) on investments	(62,904)	50,848
Net realized gain distributions from other investment companies	–	366
Net change in unrealized appreciation/(depreciation) on investments	422,224	(10,030)
Net Increase in Net Assets from Operations	528,284	87,406

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(194,674)	(46,516)
Decrease in Net Assets from Distributions to Shareholders	(194,674)	(46,516)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares of beneficial interest	11,742,290	1,600,000
Distributions reinvested	131,803	46,516
Disbursements for redemption of shares of beneficial interest	(1,126,328)	–
Net Increase from Capital Share Transactions	10,747,765	1,646,516
Net Increase in Net Assets	11,081,375	1,687,406

NET ASSETS:
Beginning of period	1,787,406	100,000
End of period	$12,868,781	$1,787,406

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	69,574	4,000
Issued	591,073	63,751
Distributions reinvested	5,791	1,823
Redeemed	(54,293)	–
Net increase in capital shares	542,571	65,574
Ending shares	612,145	69,574

See Notes to Financial Statements.
Annual Report | October 31, 2020	9

Axonic Alternative Income Fund	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Year Ended October 31, 2020		For the Period December 31, 2018 (Commencement of Operations) to October 31, 2019
OPERATING PERFORMANCE:
Net asset value - beginning of period	$25.69		$25.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.53		0.74
Net realized and unrealized gain on investments	(3.80	)(b)	0.63
Total Income/(Loss) from Investment Operations	(3.27)		1.37

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.76)		(0.68)
From net realized gains	(0.64)		–
Total Distributions to Shareholders	(1.40)		(0.68)

Net asset value - end of period	$21.02		$25.69

Total Investment Return - Net Asset Value(c)	(13.22%)		5.52	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$12,869		$1,787
Ratio of expenses to average net assets excluding reimbursement(e)	12.00%		60.30	%(f)
Ratio of expenses to average net assets including reimbursement(e)	2.00%		2.00	%(f)
Ratio of net investment income to average net assets(e)	2.55%		3.49	%(f)
Portfolio turnover rate	56%		48	%(d)

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been reimbursed during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Not Annualized.
(e)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor’s results may vary based on a variety of factors and the timing of capital transactions.
(f)	Annualized.

See Notes to Financial Statements.
10	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Financial Statements

October 31, 2020

1. ORGANIZATION

Axonic Alternative Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 26, 2018 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund engages in a continuous offering of shares and operates as an interval fund and makes quarterly offers to repurchase its shares at their net asset value (the “NAV”) in accordance with Rule 23c-3 under the 1940 Act. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in mortgage-related assets issued by government agencies or other governmental entities or by private originators or issuers.

The Fund currently offers a single class of common shares of beneficial interest (“Shares”), which commenced operations on December 31, 2018. Shares are offered at NAV per share and are not subject to sales charges, though the Fund may, in the future, impose sales charges. The Fund may offer additional classes of shares in the future. The Fund has received exemptive relief from the Securities and Exchange Commission (“SEC”) that permits the Fund to issue multiple classes of shares. However, until the Fund registers a new share class, the Fund will only offer one class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services - Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator, at its discretion, may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser include in quarterly written reports to the Board, confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange, including common stocks, are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange, are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing services or dealer quotations that most accurately reflect the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing services or dealers to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Annual Report | October 31, 2020	11

Axonic Alternative Income Fund	Notes to Financial Statements

October 31, 2020

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

12	www.axonicfunds.com

Axonic Alternative Income Fund	Notes to Financial Statements

October 31, 2020

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of October 31, 2020:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$11,983	$—	$—	$11,983
Asset-Backed Securities	—	1,331,528	—	1,331,528
Commercial Mortgage-Backed Securities	—	7,193,974	—	7,193,974
Corporate Bonds	—	506,476	—	506,476
Residential Mortgage-Backed Securities	—	1,917,863	—	1,917,863
Short Term Investments	1,253,763	—	—	1,253,763
Total	$1,265,746	$10,949,841	$—	$12,215,587

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of interest income.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the year ended October 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all tax years since inception have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from the Fund’s net investment income are accrued daily and typically paid quarterly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Offering Costs – Offering costs incurred by the Fund were treated as deferred charges until operations commenced and were amortized over a 12-month period using the straight line method. As of October 31, 2020, $38,694 in offering costs have been amortized.

Annual Report | October 31, 2020	13

Axonic Alternative Income Fund	Notes to Financial Statements

October 31, 2020

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Fund and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 1.25% of the Fund’s average daily net assets. For the period ended October 31, 2020, the Fund incurred $81,951 in Advisory Fees.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2021. The Expense Limit excludes certain expenses and, consequently, the Fund’s expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. During the year ended October 31, 2020, the Adviser reimbursed expenses of $663,354.

As of October 31, 2020, the following amounts were available for recoupment by the Adviser based upon their potential expiration dates:

	Expires	Expires
Fund	2022	2023	Total
Axonic Alternative Income Fund	$842,237	$663,354	$1,505,591

Chief Compliance Officer ("CCO")/Compliance Services – Effective December 19, 2019, ALPS no longer provides Chief Compliance Officer Services to the Fund. Prior to December 19, 2019, ALPS provided Chief Compliance Officer Services to the Fund. Additionally, ALPS provided services in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS was compensated under the Chief Compliance Officer Services Agreement. The new CCO is an affiliate of the Fund. For the year ended October 31, 2020, the total related amounts paid by the Fund for CCO fees are reflected in Chief Compliance Officer fees on the Fund’s Statement of Operations.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS. During the period ended October 31, 2020, no fees were retained by the Distributor.

Trustees – Officers of the Fund and Trustees who are “interested persons” of the Fund or the Adviser will receive no salary or fees from the Fund. The Independent Trustees also serve as the Independent Trustees on the Board of Trustees of the Axonic Funds, an open-end investment company for which Axonic Capital LLC also serves as the investment adviser. Effective April 15, 2020, for their service on the Board and the Board of Trustees of the Axonic Funds, the Independent Trustees receive the following fees, which are split between the Fund and the Axonic Funds pro rata based on assets under management: an annual retainer of $4,000 and a fee of $2,000 for each Board meeting attended in person and $1,000 for each Board meeting attended by telephone. Prior to April 15, 2020, each Trustee who is not an “interested person” received an annual retainer of $17,500, as well as a fee of $2,500 for each regularly scheduled Board meeting attended in person and $500 for each Board meeting attended by telephone. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.

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Axonic Alternative Income Fund	Notes to Financial Statements

October 31, 2020

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended October 31, 2020, amounted to $11,662,763 and $2,553,987, respectively.

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. During the fiscal year, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in capital.

The tax character of distributions paid for the year ended October 31, 2020, was as follows:

2020
Distributions Paid From:
Ordinary Income	$194,005
Long-Term Capital Gain	669
Total	$194,674

The tax character of distributions paid for the period ended October 31, 2019, was as follows:

2019
Distributions Paid From:
Ordinary Income	$46,516
Total	$46,516

As of October 31, 2020, the components of distributable earnings / (accumulated deficit) on a tax basis were as follows:

Accumulated net investment income	$34,488
Accumulated net realized loss	(71,433)
Net unrealized appreciation	412,194
Total	$375,249

Capital Losses: Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short Term	Long Term
Axonic Alternative Income Fund	$–	$71,433

As of October 31, 2020, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Cost of investments for income tax purposes	$11,803,393
Gross appreciation (excess of value over tax cost)	$574,307
Gross depreciation (excess of tax cost over value)	(162,113)
Net unrealized appreciation	$412,194

Annual Report | October 31, 2020	15

Axonic Alternative Income Fund	Notes to Financial Statements

October 31, 2020

6. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the 1940 Act, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at NAV, of no less than 5% and no more than 25% of its issued and outstanding shares as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2.00% of the outstanding shares on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all of the shares in a shareholder’s account are tendered. In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares, subject to any proration. Subsequent repurchase requests will not be given priority over other shareholder requests.

During the year ended October 31, 2020, the Fund completed two quarterly repurchase offers. The results of the repurchase offers were as follows:

	Repurchase Offer	Repurchase Offer	Repurchase Offer	Repurchase Offer
Commencement Date	November 20, 2019	February 19, 2020	May 20, 2020	August 19, 2020
Repurchase Request Deadline	December 20, 2019	March 20, 2020	June 19, 2020	September 18, 2020
Repurchase Pricing Date	December 20, 2019	March 20, 2020	June 19, 2020	September 18, 2020

Net Asset Value as of Repurchase Offer: Date:	$–	$–	$20.38	$20.97

Amount Repurchased:	$–	$–	$420,622	$705,706

7. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of October 31, 2020, the following entities owned beneficially more than 25% of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
Pershing LLC	93.28%

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Fund completed a quarterly repurchase offer on December 18, 2020, which resulted in 6,563 shares being repurchased for $143,790.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

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Axonic Alternative Income Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Axonic Alternative Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Axonic Alternative Income Fund (the “Fund”) as of October 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, including the related notes, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 23, 2020

Annual Report | October 31, 2020	17

Axonic Alternative Income Fund	Additional Information

October 31, 2020 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642 (833-4Axonic), or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the SEC’s Website at http://www.sec.gov. Prior to the SEC’s adoption of Form N-PORT and rescission of Form N-Q, the Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

18	www.axonicfunds.com

Axonic Alternative Income Fund	Trustees and Officers

October 31, 2020 (Unaudited)

The shareholders of the Fund, pursuant to a written consent to action, elected Mr. Joshua M. Barlow, Mr. Charles D. Mires and Mr. Thomas S. Vales to the Board of Trustees of the Trust effective April 15, 2020. The Board is responsible for the oversight of the management of the Fund, including general supervision and review of the service providers that perform the investment activities of the Fund. The Board, in turn, elects the officers of the Fund, who are responsible for administering the day-to-day operations of the Fund. Unless otherwise indicated in the table below, the address of each Trustee and officer of the Fund is c/o Axonic Capital LLC, 520 Madison Avenue, 42nd Floor, New York, New York 10022. Information about the Trustees and officers of the Fund is provided in the table below. Additional information about members of the Board of Trustees and Officers of the Trust is available in the Statement of Additional Information, which is available, without charge, upon request, by calling the Funds (toll-free) at 1-833-429-6642 (833-4Axonic).

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held During the Past 5 Years
INDEPENDENT TRUSTEES OF THE FUND
Joshua M. Barlow 1978	Independent Trustee	Indefinite Term; Since April 15, 2020	Managing Director, Valhalla Fiduciary (June 2018 - present); Head of Operational Due Diligence and Accounting and other positions, PAAMCO (Pacific Alternative Asset Management Company, LLC) (March 2006 - June 2018).	2	Axonic Funds
Charles D. Mires 1960	Independent Trustee	Indefinite Term; Since April 15, 2020	Director CIB Marine Bancshares, Inc. (2010 - present); Retired from full time employment December, 2015; Director of Fixed Income, Alternative Strategies, and Third Party Mandates, Franklin Street Partners (2011- 2015).	2	Axonic Funds; CIB Marine Bancshares, Inc.
Thomas S. Vales 1964	Independent Trustee	Indefinite Term; Since April 15, 2020	Chief Executive Officer, TMC Bonds LLC (an alternative trading system for fixed income) (2000 - 2019); Member, FINRA Fixed Income Advisory Committee (2016-2018).	2	Axonic Funds
INTERESTED TRUSTEE OF THE FUND**
Clayton DeGiacinto** 1972	Trustee, President (Principal Executive Officer)	Indefinite Term; Since Inception	Managing Member and Chief Investment Officer, Axonic Capital LLC (2010 - present).	2	Axonic Funds

Annual Report | October 31, 2020	19

Axonic Alternative Income Fund	Trustees and Officers

October 31, 2020 (Unaudited)

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE FUND
John Kelly 1978	Treasurer (Principal Financial Officer)	Indefinite Term; Since 2019	Chief Financial Officer, Axonic Capital LLC (2017 - present); Controller, J. Goldman & Co. LP (June 2015- 2017); Manager of Financial Reporting, Moore Capital Management LP (2003 - 2015).
Joseph Grogan 1980	Secretary; Chief Compliance Officer	Indefinite Term; Secretary since Inception, Chief Compliance Officer since 2019	Chief Compliance Officer, Axonic Capital LLC (February 2018 - present); Chief Compliance Officer, Claren Road Asset Management, LLC (January 2015 - February 2018); Director of Compliance, Claren Road Asset Management, LLC (July 2011 - January 2015).

*	The Fund Complex consists of the Fund and the Axonic Strategic Income Fund, the sole series of the Axonic Funds, a registered open-end investment company for which Axonic Capital LLC also serves as the investment adviser.

**	The Interested Trustee is an Interested Trustee because he is the Managing Member and Chief Investment Officer of the Axonic Capital LLC.

20	www.axonicfunds.com

Axonic Alternative Income Fund	Privacy Policy

October 31, 2020 (Unaudited)

DATA PRIVACY POLICY AND PROCEDURE

Policy Statement:

Axonic Alternative Income Fund (the “Fund”) has in effect the following policy (the “Data Privacy Policy”) with respect to nonpublic personal information about its customers.

The Fund collects nonpublic personal information about its customers1 from the following sources:

•	account applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;
•	account history, including information about the transactions and balances in a customer’s account; and
•	correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

In addition, the Fund may obtain consumer information about its customers from consumer reports.

The Fund will not release nonpublic personal or consumer information about its customers or their accounts unless one of the following conditions is met:

•	Prior written consent is received.
•	The Fund believes the recipient to be the customer of the Fund or such Fund customer’s authorized representative.
•	The Fund is required by law to release information to the recipient.

The Fund does not give or sell nonpublic personal or consumer information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use nonpublic personal or consumer information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Fund restricts access to nonpublic personal and consumer information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund or its Transfer Agent shares nonpublic personal or consumer information with other service providers, it protects that information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers’ nonpublic personal and consumer information.

The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

II. Physical, Electronic and Procedural Safeguards

The following includes a list of the primary physical, electronic and procedural safeguards employed by the Transfer Agent to ensure against unauthorized access and proper disposal of customers’ nonpublic personal and consumer information.

•	The Fund shall distribute this Data Privacy Policy annually to shareholders through the Fund’s annual report to shareholders to ensure compliance with shareholder notification requirements mandated by Regulation S-P.

•	Should a change in this Data Privacy Policy occur during the year that requires a change to this Data Privacy Policy, the Principal Underwriter or Transfer Agent will provide existing customers of the Fund with an updated Data Privacy Policy.

•	The Transfer Agent shall maintain a third-party list that identifies any non-affiliated third-parties that do business with the Transfer Agent, the type(s) of service(s) provided, whether there is an exchange of non-public personal information, and whether these relationships fall outside of any exceptions and/or exemptions to the opt-out requirements afforded under Regulation S-P. Appropriate confidentiality language must exist in the contractual arrangements with each of these relations.

[1]	For purposes of this Data Privacy Policy, the terms “customer” or “customers” includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

Annual Report | October 31, 2020	21

Axonic Alternative Income Fund	Privacy Policy

October 31, 2020 (Unaudited)

•	The Transfer Agent, the Administrator, the Fund Accounting Agent, the Principal Underwriter, and Investment Adviser shall maintain procedures related to the security of nonpublic personal information and consumer information (including physical, electronic and procedural safeguards) and properly disposal of such information.

•	Any data privacy related questions, concerns or breaches will be brought to the attention of the Fund’s CCO.

Procedures:

1.	The Fund’s CCO will determine that the policies and procedures of the Transfer Agent, Principal Underwriter and the Fund’s other service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations.

2.	The Fund’s CCO will continually monitor applicable regulations that may cause policies of the Fund and/or its service providers subject to the requirements of Regulation S-P to change.

3.	Annually, the Fund’s CCO will review any independent reviews applicable to data security at its service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

4.	Annually, the Fund’s CCO will inquire and review, where applicable, any related data privacy issues reported by the Fund’s service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

Adopted: December 19, 2018

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AXONIC ALTERNATIVE INCOME FUND

ANNUAL REPORT

October 31, 2020

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provision of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is attached as Exhibit 13.A.1 hereto.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The Board of Trustees has designated Joshua M. Barlow as the registrant’s “audit committee financial expert.” Joshua M. Barlow is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s last two fiscal years ended October 31, 2019 and October 31, 2020, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $35,000 and $35,000, respectively.

(b)	Audit-Related Fees: For the registrant’s last two fiscal years ended October 31, 2019 and October 31, 2020, the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and not otherwise reported under paragraph (a) of Item 4 of this report were $0 and $0, respectively.

(c)	Tax Fees: For the registrant’s last two fiscal years ended October 31, 2019 and October 31, 2020, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, which were comprised of the preparation of excise filings and income tax returns for the registrant, were $6,500 and $6,500, respectively.

(d)	All Other Fees: For the registrant’s last two fiscal years ended October 31, 2019 and October 31, 2020, the aggregate fees billed for products and services, provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of Item 4 of this report, were $0 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the registrant's audit committee.

(e)(2)	There were no non-audit services approved or required to be approved by the registrant’s audit committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years ended October 31, 2019 and October 31, 2020 were $0.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Fund, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies (as defined below) and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. The Adviser has also adopted the following Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”).

In its role as investment adviser to the Fund, the Adviser has adopted those proxy voting policies adopted by the Fund. To the extent that the Fund’s policies do not cover potential voting issues with respect to proxies received by the Fund, the Fund has delegated to the Adviser the authority to act on its behalf to promote the Fund’s investment objective, subject to the provisions of the Trust’s policies regarding resolution of a conflict of interest with respect to the Adviser.

The Adviser will vote proxies in the best interests of the Fund. The Adviser will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and the selection of auditors, absent conflicts of interest (e.g., an auditor’s provision of non-audit services). The Adviser will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights. In reviewing proposals, the Adviser may also consider the opinion of management, the effect on management, the effect on shareholder value and the issuer’s business practices.

The Adviser recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of the Fund. A “conflict of interest,” means any circumstance when the Adviser (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted. The Adviser has adopted the Fund’s procedures as they relate to the resolution of conflicts of interest with respect to voting shares of the Fund.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Portfolio Managers as of January 1, 2021

Clayton DeGiacinto

Managing Partner, Chief Investment Officer

Prior to forming Axonic in 2010, Mr. DeGiacinto was responsible for building out the mortgage investment platform at Tower Research Capital LLC and was the Senior Portfolio Manager for Split Level LLC, the predecessor fund to the Axonic Credit Opportunities Funds. He previously led a mortgage trading desk in the Fixed Income, Currency and Commodities division at Goldman Sachs & Co. Mr. DeGiacinto’s duties included the securitization and retention of bonds backed by adjustable rate and negatively amortizing residential mortgages. He was also responsible for running the RMBS credit book for all prime, alt-A and negatively amortizing structures. Mr. DeGiacinto previously served as a Captain in the U.S. Army in the 25th Infantry Division (Hawaii) after completing the U.S. Army Ranger School, Airborne School and Air Assault Course. He is a graduate of the United States Military Academy at West Point and holds an M.B.A. from the Wharton School at the University of Pennsylvania.

Jamshed Engineer

Partner, Co-Head of Credit

Mr. Engineer has been with Axonic since inception and leads our residential and asset backed securities strategies. Prior to joining Axonic, Mr. Engineer worked at Tower Research Capital as Vice President of Mortgage Trading. Prior to Tower, he worked in the Fixed Income, Currency and Commodities group at Goldman Sachs & Co. with responsibilities including structuring, valuing and advising on diverse securitization products for both principal and third party transactions. Prior to Goldman, Mr. Engineer was at KPMG where he structured various securitization transactions in the structured products group. Mr. Engineer was previously employed at Tata TD Waterhouse and Tata Finance in Mumbai. Mr. Engineer received his Bachelor of Commerce in Finance and Accounting from University of Mumbai and holds an M.B.A. in Finance from the University of Southern California.

Matthew Weinstein

Partner, Co-Head of Credit

Mr. Weinstein joined Axonic in 2012 and oversees the Firm’s CRE and CMBS investment teams. Mr. Weinstein is also the head of the CRE investment committee. Prior to joining the Firm, Mr. Weinstein was a Vice President at Macquarie Capital where he managed a Commercial Mortgage Backed Securities (CMBS) principal investment strategy from 2010 through 2012. From 2003 to 2008, he was an Associate Director in the CMBS group at Bear Stearns & Co. Mr. Weinstein received his MBA in Finance at the New York University Stern School of Business and graduated from Cornell University with a BS in Industrial Labor Relations.

(a)(2) As of October 31, 2020, the Portfolio Managers listed above are also responsible for the day-to-day management of the following:

Clayton DeGiacinto

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
0	13	0	0	13	0
$0	$7,878,873,376	$0	$0	$7,878,873,376	$0

Jamshed Engineer

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
0	8	0	0	8	0
$0	$2,326,458,364	$0	$0	$2,326,458,364	$0

Matthew Weinstein

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
0	10	0	0	10	0
$0	$4,104,906,319	$0	$0	$4,104,906,319	$0

Potential Conflicts of Interest: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Adviser may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable to differences in investment guidelines and timing of cash flows. The Adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser has adopted procedures for allocating investment opportunities across multiple accounts in a manner that is fair and equitable over time.

With respect to securities transactions for clients, the Adviser determines which broker to use to execute each order. However, the Adviser may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit the Fund. To deal with these situations, the Adviser has adopted procedures to help ensure best execution of all client transactions.

Finally, the appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee that relates to the management of one but not all accounts for which a portfolio manager has day-to-day management responsibilities.

(a)(3) Portfolio Manager Compensation as of October 31, 2020

Each Portfolio Manager is compensated solely based on their ownership interest in the Adviser. As owners of the Adviser, each PM receives a guaranteed payment from the Adviser and may receive distributions from the Adviser which may come from profits generated by the Adviser.

(a)(4) Dollar Range of Securities Owned as of October 31, 2020.

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Clayton DeGiacinto	$500,000-$1,000,000
Jamshed Engineer	none
Matthew Weinstein	none

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 13.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to Registrant.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	January 8, 2021

By:	/s/ John R. Kelly
John R. Kelly (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	January 8, 2021